Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000173018 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000173018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000173018 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000173018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[1]
C000173018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000173018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%	[1]
C000173018 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173018 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173018 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000173018 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000173018 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000180107 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000180107 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000180107 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000180107 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[2]
C000180107 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[2]
C000180107 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000180107 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000180107 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000180107 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.10%
C000193700 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000193700 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000193700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000193700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[3]
C000193700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000193700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[3]
C000193700 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000193700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193700 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193700 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000193700 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000193700 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000209930 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000209930 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000209930 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000209930 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%	[4]
C000209930 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209930 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000248461 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000248461 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000248461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[5]
C000248461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[5]
C000248461 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[5]
C000248461 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[5]
C000248461 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248461 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000248461 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000248461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000248462 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248462 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[6]
C000248462 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000248462 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	76.40%	[6]
C000248462 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000248462 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[6]
C000248462 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	13.40%
C000248462 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248462 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248462 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000248462 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.80%
C000248462 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.70%
C000248462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.00%
C000248462 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000248462 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000248462 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248463 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[7]
C000248463 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[7]
C000248463 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[7]
C000248463 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[7]
C000248463 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[7]
C000248463 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000248463 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000248463 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248463 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248463 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000255190 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000255190 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000255190 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000255190 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[8]
C000255190 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%	[8]
C000255190 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[8]
C000255190 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000255190 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000255190 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000263343 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000263343 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000263343 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[9]
C000263343 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[9]
C000263343 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[9]
C000263343 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
C000263343 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000263343 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000263343 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000264202 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000264202 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[10]
C000264202 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000264202 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%	[10]
C000264202 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000264202 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000264202 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000264202 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below‑investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[9]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
[10]
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.